Expense Example	Jun. 25, 2026 USD ($)
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 228
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,585
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	$ 1,121